Consolidated Balance Sheets (Parenthetical) $ in Thousands		Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares		Dec. 31, 2024 ₪ / shares	[1]
Defined Benefit Plan Disclosure [Line Items]
Prepaid expenses and other current assets		$ 515	$ 146
Accounts payable related parties		829	651
Accrued expense and other current liabilities		806	987
Convertible securities			$ 1,802
Ordinary shares, par value | (per share)		$ 0			₪ 0.01
Ordinary shares, shares authorized | shares	[1]	22,801,942	13,265,593
Ordinary shares, shares issued | shares		9,015,383	7,362,906	[1],[2]
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Prepaid expenses and other current assets		$ 0	$ 116
Accounts payable related parties		78	0
Accrued expense and other current liabilities		136	711
Convertible securities		$ 0	$ 605

[1]	Unless otherwise stated, the term Ordinary Shares in these consolidated financial statements refers to all classes of shares, including Class Ordinary Shares, and Class A Ordinary Shares, Class A-1 Ordinary Shares, Class A-2 Ordinary Shares, Class A-3 Ordinary Shares, Class A-3A Ordinary Shares and Class A-3B Ordinary Shares, which converted into Class Ordinary Shares at a 1:1 ratio in connection with the closing of the Company’s initial public offering on August 13, 2025.
[2]	After giving effect to the forward share split, see also Note 7.